Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Earnings Before Income Taxes And Provision For Income Taxes

(in millions)	2011	2010	2009
Earnings before income taxes:
United States	$5,568	$5,709	$4,868
Outside United States	14	14	9

Total	$5,582	$5,723	$4,877

Provision for income taxes:
Current:
Federal	$2,353	$1,430	$1,512
State and local	275	258	111
Outside United States	4	4	3

	2,632	1,692	1,626

Deferred:
Federal	(458)	120	(14)
State and local	15	4	57

	(443)	124	43

Total provision for income taxes	$2,189	$1,816	$1,669

Reconciliation Of Beginning And Ending Unrecognized Tax Benefits

(in millions)	2011	2010	2009
Balance at beginning of year	$399	$601	$669
Additions based on tax positions related to the current year	22	21	15
Additions for tax positions of prior years	71	30	34
Reductions for tax positions due to lapse of statutes of limitations	(39)	(58)	(22)
Reductions for tax positions of prior years	(67)	(164)	(87)
Settlements	(5)	(31)	(8)

Balance at end of year	$381	$399	$601

Schedule Of Unrecognized Tax Benefits And Consolidated Liability For Tax Contingencies

(in millions)	2011	2010
Unrecognized tax benefits - Altria Group, Inc.	$191	$220
Unrecognized tax benefits - Kraft	112	101
Unrecognized tax benefits - PMI	78	78

Unrecognized tax benefits	381	399
Accrued interest and penalties	618	261
Tax credits and other indirect benefits	(211)	(85)

Liability for tax contingencies	$788	$575

Reconciliation Of Effective Tax Rate And U.S. Federal Statutory Rate

	2011	2010	2009
U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase (decrease) resulting from:
State and local income taxes, net of federal tax benefit	3.8	3.7	2.4
Uncertain tax positions	5.5	(2.3)	(0.6)
SABMiller dividend benefit	(2.0)	(2.3)	(2.4)
Domestic manufacturing deduction	(2.4)	(2.4)	(1.5)
Other	(0.7)		1.3

Effective tax rate	39.2%	31.7%	34.2%

Schedule Of Deferred Income Tax Assets And Liabilities

(in millions)	2011	2010
Deferred income tax assets:
Accrued postretirement and postemployment benefits	$1,087	$1,045
Settlement charges	1,382	1,393
Accrued pension costs	458	395
Net operating losses and tax credit carryforwards	96	87

Total deferred income tax assets	3,023	2,920

Deferred income tax liabilities:
Property, plant and equipment	(511)	(425)
Intangible assets	(3,721)	(3,655)
Investment in SABMiller	(1,803)	(1,758)
Other	(251)	(296)

Total deferred income tax liabilities	(6,286)	(6,134)

Valuation allowances	(82)	(39)

Net deferred income tax liabilities	$(3,345)	$(3,253)